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1933 Act Rule 485(a)(1)

1933 Act File No. 333-111986

1940 Act File No. 811-21475

April 25, 2014

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          RBC Funds (the “Trust”)
                File Nos. 333-111986 and 811-21475

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is Post-Effective Amendment Nos. 64/64 to the Registration Statement on Form N-1A of the Trust (the “Amendment”). The purpose of this Amendment is to reflect changes to the class structure of the RBC Absolute Return Fund (the “Fund”). Effective on or about June 24, 2014, a new class of shares of the Fund (Class C shares) will be offered to investors.

Pursuant to Release No. 13768 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure recently reviewed by the Commission. The Staff recently reviewed the Trust’s Registration Statement as it relates to several new series of the Trust, including the Fund. Specifically, the Staff reviewed the Trust’s Registration Statement relating to the Fund in connection with a Rule 485(a) filing filed on September 13, 2012, as Post-Effective Amendment Nos. 47/47. The Staff also reviewed the Trust’s Registration Statement relating to the Fund in connection with a Rule 485(a) filing filed on September 26, 2013, as Post-Effective Amendment Nos. 51/51.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectus or statement of additional information as they relate to the Trust’s other series. The material substantive changes from the Amendment as compared to the Post-Effective Amendments recently reviewed by the Staff as noted above are described in the supplements to the Fund’s prospectus and statement of additional information and reflect the creation of a new share class structure for the Fund.

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC

A Pennsylvania Limited Liability Partnership

The Trust intends, prior to the effective date of the Amendment, to file further amendments to the prospectus and statement of additional information, for the purpose of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare

Enclosures

2